SUPPLEMENTAL CASH FLOW INFORMATION (Tables)	12 Months Ended
Dec. 31, 2017
Cash Flow Statement [Abstract]
Disclosure of interest and income taxes paid

	For the Year Ended December 31,
US$ MILLIONS	2017	2016	2015
Interest paid	$451	$366	$332
Income taxes paid	$132	$33	$22

Disclosure of changes in non-cash working capital
Details of “Changes in non-cash working capital, net” on the Consolidated Statements of Cash Flows are as follows:

	For the Year Ended December 31,
US$ MILLIONS	2017	2016	2015
Accounts receivable	$(31)	$31	$27
Prepayments and other	4	3	1
Accounts payable and other	158	11	(110)
Changes in non-cash working capital, net	$131	$45	$(82)